Risk Management - Summary of Maturity Analysis for Derivative Financial Assets and Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	₩ (389,410)	₩ (339,447)
Derivative financial assets, undiscounted cash flows	966,424	1,048,713
Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets, undiscounted cash flows	0	0
Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(365,846)	(313,942)
Derivative financial assets, undiscounted cash flows	694,937	735,563
Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(23,564)	(25,505)
Derivative financial assets, undiscounted cash flows	271,487	313,150
Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(22,571)	(42,663)
Derivative financial assets, undiscounted cash flows	335,842	996,011
Less than 1 year | Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets, undiscounted cash flows	0	0
Less than 1 year | Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(22,571)	(42,663)
Derivative financial assets, undiscounted cash flows	257,073	861,621
Less than 1 year | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets, undiscounted cash flows	78,769	134,390
1~2 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(16,246)	(25,289)
Derivative financial assets, undiscounted cash flows	184,163	208,440
1~2 Years | Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets, undiscounted cash flows	0	0
1~2 Years | Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(11,566)	(15,225)
Derivative financial assets, undiscounted cash flows	123,132	160,938
1~2 Years | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(4,680)	(10,064)
Derivative financial assets, undiscounted cash flows	61,031	47,502
2~5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(214,833)	(176,306)
Derivative financial assets, undiscounted cash flows	300,691	(221,399)
2~5 Years | Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets, undiscounted cash flows	0	0
2~5 Years | Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(201,590)	(171,130)
Derivative financial assets, undiscounted cash flows	169,004	(352,657)
2~5 Years | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(13,243)	(5,176)
Derivative financial assets, undiscounted cash flows	131,687	131,258
More than 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(135,760)	(95,189)
Derivative financial assets, undiscounted cash flows	145,728	65,661
More than 5 years | Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Derivative financial assets, undiscounted cash flows	0	0
More than 5 years | Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(130,119)	(84,924)
Derivative financial assets, undiscounted cash flows	145,728	65,661
More than 5 years | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	(5,641)	(10,265)
Derivative financial assets, undiscounted cash flows	₩ 0	₩ 0